Fair Value of Assets and Liabilities (FY) (Details 1) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	$ 407	$ 769	$ 239
Foreclosed assets	3,524	3,254	2,386
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	0	0	0
Foreclosed assets	0	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	0	0	0
Foreclosed assets	0	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	407	769	239
Foreclosed assets	$ 3,524	$ 3,254	$ 2,386